CONSOLIDATED FINANCIAL STATEMENT DETAILS - Finance Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finance expense
Interest expense, including accretion of debt and lease liabilities	$ (50.5)	$ (69.0)
Accretion on reclamation and remediation obligations	(40.9)	(37.0)
Finance expense	(91.4)	(106.0)
Total interest paid, including interest capitalized	128.2	167.3
Cost
Finance expense
Capitalized interest	$ 88.2	$ 108.9